Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Current assets
Cash and cash equivalents	$ 1,047,539		$ 154,937
Restricted cash	4,295		4,295
Accounts receivable, net	1,150,086		24,550,762
Other receivable	950,000		1,076,080
Inventory, net	38,752		337,971
Other current assets	294,465		784,645
Total current assets	4,225,054		27,648,607
Security deposit	300,000		1,500,000
Property, plant and equipment	398,438,283		390,323,968
Total assets	402,963,337		419,472,575
Current liabilities
Accounts payable	29,168,907		48,122,947
Loans payable to related party	593,231		593,231
Notes payable, current portion	121,254,888		121,915,613
Warrant liabilities	5,316,300		751,800
Accrued expenses and other current liabilities	71,802,763		60,928,865
Total current liabilities	244,838,071		249,014,438
Financial liability, net of closing costs	132,815,971		132,806,188
Total liabilities	377,654,042		381,820,626
STOCKHOLDERS’ EQUITY
Preferred stock
Common Stock	29,092		20,646
Additional paid-in capital	59,818,303		54,356,988
Accumulated deficit	(34,538,100)		(16,725,685)
TOTAL STOCKHOLDERS’ EQUITY	25,309,295		37,651,949		$ 41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	402,963,337		419,472,575
Related Party
Current assets
Related party receivables	739,917		739,917
Current liabilities
Related party payable	$ 16,701,982		16,701,982
Previously Reported
Current assets
Cash and cash equivalents			154,937		407,182
Restricted cash			4,295		5,824
Accounts receivable, net			24,550,762
Related party receivables			739,917
Inventory, net			337,971
Other current assets			784,645		62,419
Total current assets			27,648,607		1,425,425
Security deposit			1,500,000		1,500,000
Property, plant and equipment			390,323,968		351,702,307
Total assets			419,472,575		354,627,732
Current liabilities
Accounts payable			40,277,568		8,474,052
Related party payable			16,701,982		38,932,248
Loans payable to related party			593,231		2,350,000
Notes payable, current portion			121,915,613		110,304,484
Warrant liabilities			751,800
Accrued expenses and other current liabilities			58,231,865		20,364,663
Total current liabilities			249,014,438		180,425,447
Financial liability, net of closing costs			132,806,188		132,767,058
Total liabilities			381,820,626		313,192,505
Commitments and contingencies (Note 11)
STOCKHOLDERS’ EQUITY
Preferred stock
Common Stock			20,646		140,228
Additional paid-in capital			54,356,988		70,313,190
Accumulated deficit			(16,725,685)		(29,018,191)
TOTAL STOCKHOLDERS’ EQUITY			37,651,949		41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY			419,472,575		354,627,732
LIABILITIES AND STOCKHOLDERS’ EQUITY
Professional fees payable			10,542,379
Previously Reported | Nonrelated Party
Current assets
Other receivable			$ 1,076,080		$ 950,000
DevvStream Corp
Current assets
Cash and cash equivalents		$ 815,707		$ 3,446,111		$ 21,106
Total current assets		2,041,813		4,337,627		141,905
Property, plant and equipment						953
Total assets		7,332,547		11,871,295		142,858
Current liabilities
Accounts payable		10,212,784		10,682,665		6,097,902
Warrant liabilities		1,868,874		5,626,473
Total current liabilities		26,423,648		18,750,355		8,504,268
Total liabilities		26,607,679		31,464,840		8,504,268
STOCKHOLDERS’ EQUITY
Common Stock
Additional paid-in capital		18,429,564		14,174,914		13,321,266
Accumulated deficit		(37,729,569)		(33,793,460)		(21,726,229)
TOTAL STOCKHOLDERS’ EQUITY		(19,275,132)		(19,593,545)		(8,361,410)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		7,332,547		11,871,295		142,858
Current assets
Trade receivable		7,700		7,360
GST receivable		158,187		140,646		85,658
Corporate taxes receivable		171,573		171,573
Deferred financing costs		138,720		138,720
Prepaid expenses		511,149		175,896		35,141
Deposit on carbon credits purchase		123,649		173,649
Carbon credits		115,128		83,672
Restricted cash		1,279,900		6,405,000
Cryptocurrencies – restricted		3,052,273
Deferred financing costs, long-term		102,995		172,925
Deposit on carbon credits purchase, long-term		247,754		247,754
Investment in associate		607,812		707,989
Current liabilities
Accounts payable and accrued liabilities – related parties		90,318		794,990		478,072
Convertible debentures – related parties				375,027		881,544
Derivative liabilities		74,000		72,500		919,250
Stock option liabilities		32,042		133,465
Stop loss provision liabilities		1,114,575		1,065,235
Convertible debentures, long term				8,800,339
Convertible debentures – related parties, long term				3,914,146
Shareholders’ deficiency
Subscription receivable		(20,000)		(20,000)
Accumulated other comprehensive income		44,873		45,001		43,553
Current liabilities
Mandatory convertible debentures						$ 127,500
DevvStream Corp | Related Party
Current liabilities
Convertible debentures – related parties		4,393,363		375,027
Convertible debentures – related parties		4,393,363		375,027
Convertible debentures, long term		184,031		3,914,146
Convertible debentures – related parties, long term		184,031		3,914,146
DevvStream Corp | Nonrelated Party
Current liabilities
Convertible debentures – related parties		8,637,692
Convertible debentures, long term				$ 8,800,339